UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 4186

John Hancock Income Securities Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Alfred P. Ouellette, Senior Counsel and Assistant Secretary

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4324

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2007

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock
MUTUAL FUNDS

John Hancock Income Securities Trust

QUARTERLY PORTFOLIO HOLDINGS

9.30.2007

John Hancock
Income Securities Trust
Securities owned by the Fund on
September 30, 2007 (unaudited)

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value
Bonds 83.40%					$140,300,001

(Cost $142,659,115)

Advertising 0.45%					756,700

R.H. Donnelley Corp.,
Sr Disc Note Ser A-1	6.875%	01-15-13	B	$200	189,000
Sr Disc Note Ser A-2	6.875	01-15-13	B	300	283,500
Sr Note (M)(S)	8.875	10-15-17	B	280	284,200

Aerospace & Defense 0.14%					242,400

TransDigm, Inc.,
Gtd Sr Sub Note (S)	7.750	07-15-14	B-	240	242,400

Agricultural Products 0.31%					530,013

Chaoda Modern Agriculture (Holdings)
Ltd.,
Gtd Sr Note (Cayman Islands)
(F)(L)(S)	7.750	02-08-10	BB	545	530,013

Airlines 1.03%					1,727,283

Continental Airlines, Inc.,
Pass Thru Ctf Ser 1999-1A	6.545	02-02-19	A-	359	361,178
Pass Thru Ctf Ser 2000-2
Class B	8.307	10-02-19	BB-	398	397,027
Pass Thru Ctf Ser 2001-1
Class C	7.033	06-15-11	B+	130	126,547
Delta Airlines, Inc.,
Sr Pass Thru Ctf Ser 02-1	6.417	07-02-12	AAA	825	842,531

Apparel Retail 0.13%					218,900

Hanesbrands, Inc.,
Gtd Sr Floating Rate Note
Ser B (P)	8.784	12-15-14	B-	220	218,900

Automotive Retail 0.12%					196,500

Avis Budget Car Rental LLC,
Gtd Sr Note	7.625	05-15-14	BB-	200	196,500

Broadcasting & Cable TV 0.73%					1,236,707

Comcast Cable Communications Holdings,
Inc.,

John Hancock
Income Securities Trust
Securities owned by the Fund on
September 30, 2007 (unaudited)

Gtd Note	8.375	03-15-13	BBB+	395	442,731
Nexstar Finance, Inc.,
Sr Sub Note	7.000	01-15-14	CCC+	340	326,400
Rogers Cable, Inc.,
Sr Sec Note (Canada) (F)	6.750	03-15-15	BB+	455	467,576

Casinos & Gaming 5.49%					9,239,144

Chukchansi Economic Development
Authority,
Sr Note (S)	8.000	11-15-13	BB-	460	464,600
Downstream Development Authority
of the Quapaw Tribe of Oklahoma,
Sr Note (M)(S)	12.000	10-15-15	B-	500	487,500
Fontainbleau Las Vegas Holdings Ltd.,
Note (S)	10.250	06-15-15	CCC+	395	370,313
Greektown Holdings LLC,
Sr Note (S)	10.750	12-01-13	CCC+	315	311,850
Harrah's Operating Co., Inc.,
Gtd Sr Bond	5.625	06-01-15	BB	425	337,875
Jacobs Entertainment, Inc.,
Gtd Sr Note	9.750	06-15-14	B-	500	497,500
Little Traverse Bay Bands of Odawa
Indians,
Sr Note (S)	10.250	02-15-14	B	500	510,000
Majestic Star Casino LLC,
Gtd Sr Sec Note	9.500	10-15-10	B+	65	62,400
Mashantucket West Pequot,
Bond (S)	5.912	09-01-21	BBB-	285	269,202
MTR Gaming Group, Inc.,
Gtd Sr Sub Note Ser B	9.000	06-01-12	B-	290	287,100
Pinnacle Entertainment, Inc.,
Sr Sub Note (L)(S)	7.500	06-15-15	B-	1,000	946,250
Pokagon Gaming Authority,
Sr Note (S)	10.375	06-15-14	B	215	235,963
Seminole Hard Rock Entertainment,
Sr Sec Note (P)(S)	8.194	03-15-14	BB	500	488,125
Seminole Tribe of Florida,
Bond (S)	6.535	10-01-20	BBB-	650	641,342
Seneca Gaming Corp.,
Sr Note	7.250	05-01-12	BB	875	881,562
Shingle Springs Tribal Gaming Authority,
Sr Note (S)	9.375	06-15-15	B	200	202,000
Trump Entertainment Resorts, Inc.,
Gtd Sr Sec Note (L)	8.500	06-01-15	B	325	270,562
Turning Stone Casino Resort Enterprise,
Sr Note (S)	9.125	09-15-14	B+	1,540	1,593,900
Waterford Gaming LLC,
Sr Note (S)	8.625	09-15-14	BB-	370	381,100

Commodity Chemicals 0.14%					240,875

Sterling Chemicals, Inc.,
Sr Sec Note (S)	10.250	04-01-15	B-	235	240,875

John Hancock
Income Securities Trust
Securities owned by the Fund on
September 30, 2007 (unaudited)

Construction & Farm Machinery & Heavy Trucks 0.30%					497,500

Manitowoc Co., Inc. (The),
Gtd Sr Note	7.125	11-01-13	BB-	500	497,500

Consumer Finance 2.82%					4,750,168

CIT Group, Inc.,
Sr Note	5.000	02-13-14	A	375	338,605
Ford Motor Credit Co.,
Note	7.375	10-28-09	B	1,625	1,593,405
Sr Note	9.875	08-10-11	B	295	298,796
Sr Note	8.000	12-15-16	B	140	130,971
General Motors Acceptance Corp.,
Note	6.750	12-01-14	BB+	550	498,507
Sr Note	6.000	12-15-11	BB+	465	429,185
HSBC Finance Capital Trust IX,
Gtd Note (5.911% to 11-30-15
then variable)	5.911	11-30-35	A	800	759,341
Nelnet, Inc.,
Note	7.400	09-29-36	BBB-	715	701,358

Department Stores 0.29%					484,342

Penney, J.C. Co., Inc.,
Deb	7.650	08-15-16	BBB-	445	484,342

Diversified Banks 4.38%					7,370,456

Banco Mercantil del Norte SA,
Sub Note (Mexico) (F)(S)	6.862	10-13-21	Baa2	685	683,751
Bank of New York,
Cap Security (S)	7.780	12-01-26	A-	650	675,285
Barclays Bank Plc,
Perpetual Bond (6.860% to
6-15-32 then variable)
(United Kingdom) (F)(S)	6.860	09-29-49	A+	1,655	1,620,746
Chuo Mitsui Trust & Banking Co. Ltd.,
Perpetual Sub Note (5.506% to
4-15-15 then variable)
(Japan) (F)(S)	5.506	12-15-49	Baa1	940	867,655
ICICI Bank Ltd.,
Note (India) (F)(M)(S)	6.625	10-03-12	BBB-	640	639,462
Lloyds TSB Group Plc,
Bond (United Kingdom) (F)(S)	6.267	11-14-49	A	730	667,715
Royal Bank of Scotland Group Plc,
Jr Sub Bond (7.640% to
9-29-17 then variable)
(United Kingdom) (F)(M)	7.640	03-29-49	A	390	390,000
Perpetual Bond (7.648% to
9-30-31 then variable)
(United Kingdom) (F)	7.648	08-29-49	A	650	680,077

John Hancock
Income Securities Trust
Securities owned by the Fund on
September 30, 2007 (unaudited)

Societe Generale,
Sub Note (France) (F)(S)	5.922	04-05-49	A+	460	435,758
Standard Chartered Plc,
Bond (Great Britain) (F)(P)(S)	7.014	06-30-49	BBB+	500	474,651
Sub Note (Great Britain)
(F)(L)(S)	6.400	09-26-17	A	235	235,356

Diversified Chemicals 1.41%					2,364,438

Mosiac Co. (The),
Sr Note (S)	7.625	12-01-16	BB-	290	309,213
NOVA Chemicals Corp.,
Med Term Note (Canada) (F)(L)	7.400	04-01-09	B+	2,045	2,055,225

Diversified Commercial & Professional Services	0.46%				778,822

Hutchison Whampoa International Ltd.,
Gtd Sr Note (Cayman Islands)
(F)(S)	6.500	02-13-13	A-	750	778,822

Diversified Financial Services 1.42%					2,390,088

Comerica Capital Trust II,
Gtd Bond	6.576	02-20-37	BBB+	350	316,253
Cosan Finance Ltd.,
Gtd Bond (Brazil) (F)(L)(S)	7.000	02-01-17	BB	300	288,000
Huntington Capital III,
Gtd Sub Bond (P)	6.650	05-15-37	BBB-	590	558,775
QBE Capital Funding II LP,
Gtd Sub Bond (Jersey Islands)
(F)(P)(S)	6.797	06-29-49	BBB	695	681,493
SMFG Preferred Capital Ltd.,
Perpetual Bond (6.078% to
1-25-17 then variable)
(Cayman Islands) (F)(S)	6.078	01-25-49	BBB	590	545,567

Diversified Metals & Mining 0.39%					649,475

Freeport-McMoRan Copper & Gold, Inc.,
Sr Note	8.375	04-01-17	BB	130	142,025
Vedanta Resources Plc,
Sr Note (United Kingdom)
(F)(S)	6.625	02-22-10	BB	510	507,450

Diversified REITs 0.17%					280,228

HRPT Properties Trust,
Sr Note	6.650	01-15-18	BBB	285	280,228

Drug Retail 0.34%					570,990

CVS Caremark Corp.,
Sr Note	5.750	06-01-17	BBB+	585	570,990

Electric Utilities 5.51%					9,275,108

Abu Dhabi National Energy Co.,
Bond (United Arab Emirates)
(F)(S)	6.500	10-27-36	A+	935	925,545

John Hancock
Income Securities Trust
Securities owned by the Fund on
September 30, 2007 (unaudited)

AES Eastern Energy LP,
Sr Pass Thru Ctf Ser 1999-A	9.000	01-02-17	BB+	1,005	1,060,673
Beaver Valley Funding Corp.,
Sec Lease Obligation Bond	9.000	06-01-17	BBB-	736	816,077
BVPS II Funding Corp.,
Collateralized Lease Bond	8.890	06-01-17	BBB-	700	785,578
FPL Energy National Wind,
Sr Sec Note (S)	5.608	03-10-24	BBB-	347	341,994
HQI Transelect Chile SA,
Sr Note (Chile) (F)	7.875	04-15-11	BBB-	1,230	1,304,136
Indiantown Cogeneration LP,
1st Mtg Note Ser A-9	9.260	12-15-10	BB+	338	356,945
IPALCO Enterprises, Inc.,
Sr Sec Note	8.625	11-14-11	BB-	325	343,688
Monterrey Power SA de CV,
Sr Sec Bond (Mexico) (F)(S)	9.625	11-15-09	BBB	514	553,410
Pepco Holdings, Inc.,
Note	6.450	08-15-12	BBB-	565	588,406
PNPP II Funding Corp.,
Deb	9.120	05-30-16	BBB-	458	520,833
TXU Corp.,
Sec Bond	7.460	01-01-15	BB	545	560,162
Waterford 3 Funding Corp.,
Sec Lease Obligation Bond	8.090	01-02-17	BBB-	1,111	1,117,661

Electronic Equipment Manufacturers 0.63%					1,066,869

Thomas & Betts Corp.,
Sr Note	7.250	06-01-13	BBB-	775	803,622
Tyco Electronics Group SA,
Gtd Sr Bond (Luxembourg)
(F)(S)	6.550	10-01-17	BBB	260	263,247

Gas Utilities 0.59%					999,226

KN Capital Trust I,
Gtd Cap Security Ser B	8.560	04-15-27	B-	445	431,650
Southern Union Co.,
Jr Sub Note	7.200	11-01-66	BB	565	567,576

Health Care Facilities 0.78%					1,307,700

Community Health Systems, Inc.,
Sr Note (S)	8.875	07-15-15	B-	280	287,700
Sun Healthcare Group, Inc.,
Sr Sub Note (S)	9.125	04-15-15	CCC+	1,000	1,020,000

Health Care Services 0.56%					942,550

Alliance Imaging, Inc.,
Sr Sub Note (L)	7.250	12-15-12	B-	440	421,300
HEALTHSOUTH Corp.,
Gtd Sr Note (P)	11.409	06-15-14	CCC+	500	521,250

John Hancock
Income Securities Trust
Securities owned by the Fund on
September 30, 2007 (unaudited)

Industrial Machinery 0.27%					449,807

Trinity Industries, Inc.,
Pass Thru Ctf (S)	7.755	02-15-09	Baa2	457	449,807

Insurance 0.33%					549,230

Merna Reinsurance Ltd.,
Sub Note Ser B (P)	7.110	07-07-10	A2	550	549,230

Integrated Oil & Gas 1.15%					1,943,560

Pemex Project Funding Master Trust,
Gtd Note	9.125	10-13-10	BBB	615	679,883
Petro-Canada,
Deb (Canada) (F)	9.250	10-15-21	BBB	1,000	1,263,677

Integrated Telecommunication Services 2.56%					4,300,836

Axtel SAB de CV,
Sr Note (Mexico) (F)(S)	7.625	02-01-17	BB-	520	512,200
Bellsouth Corp.,
Deb	6.300	12-15-15	A	957	988,243
Cincinnati Bell, Inc.,
Gtd Sr Sub Note	8.375	01-15-14	B-	325	324,188
Qwest Capital Funding, Inc.,
Gtd Note	7.000	08-03-09	B+	1,000	1,005,000
Qwest Corp.,
Sr Note	7.875	09-01-11	BBB-	445	467,250
Sprint Capital Corp.,
Gtd Sr Note	6.900	05-01-19	BBB+	1,000	1,003,955

Investment Banking & Brokerage 0.46%					781,185

Mizuho Financial Group Cayman Ltd.,
Gtd Sub Bond (Cayman Islands)
(F)	8.375	12-29-49	A2	750	781,185

IT Consulting & Other Services 0.24%					403,269

NCR Corp.,
Note	7.125	06-15-09	BBB-	390	403,269

Leisure Products 0.14%					228,986

Hasbro, Inc.,
Sr Note	6.300	09-15-17	BBB	230	228,986

Life & Health Insurance 0.43%					715,771

Lincoln National Corp.,
Jr Sub Bond	6.050	04-20-17	A-	250	240,723
Provident Financing Trust I,
Gtd Cap Security (L)	7.405	03-15-38	B+	485	475,048

John Hancock
Income Securities Trust
Securities owned by the Fund on
September 30, 2007 (unaudited)

Marine 1.05%					1,763,000

CMA CGM SA,
Sr Note (France) (F)(S)	7.250	02-01-13	BB+	700	679,000
Minerva Overseas Ltd.,
Gtd Note (Cayman Islands)
(F)(S)	9.500	02-01-17	B	680	671,500
Navios Maritime Holdings, Inc.,
Sr Note (Marshall Islands)
(F)(S)	9.500	12-15-14	B	400	412,500

Metal & Glass Containers 0.67%					1,128,750

Blaze Recycling & Metals LLC,
Sr Sec Note (S)	10.875	07-15-12	B	120	120,000
Owens-Brockway Glass Container, Inc.,
Gtd Sr Note	8.250	05-15-13	B	500	517,500
Vitro SAB de CV,
Sr Note Ser WI (Mexico) (F)	9.125	02-01-17	B	500	491,250

Movies & Entertainment 0.19%					322,131

Cinemark, Inc.,
Sr Disc Note, Step Coupon
(O)(P)	9.750	03-15-14	CCC+	245	231,525
Qubecor Media, Inc.,
Note (Canada) (F)(M)(S)	7.750	03-15-16	B	95	90,606

Multi-Line Insurance 1.69%					2,843,161

Genworth Financial, Inc.,
Jr Sub Note	6.150	11-15-66	BBB+	430	402,088
Horace Mann Educators Corp.,
Sr Note	6.850	04-15-16	BBB	395	407,059
Liberty Mutual Group,
Bond (S)	7.500	08-15-36	BBB	885	907,152
Jr Gtd Sub Bond (S)	7.800	03-15-37	BB+	705	686,112
Sul America Participacoes SA,
Bond (Brazil) (F)(S)	8.625	02-15-12	B	430	440,750

Multi-Media 0.66%					1,117,137

News America Holdings,
Gtd Sr Deb	7.750	01-20-24	BBB	1,020	1,117,137

Multi-Utilities 1.43%					2,409,717

CalEnergy Co., Inc.,
Sr Bond	8.480	09-15-28	BBB+	550	670,889
Dynegy-Roseton Danskamme,
Gtd Pass Thru Ctf Ser B	7.670	11-08-16	B	500	502,500
Salton Sea Funding Corp.,
Sec Note Ser C	7.840	05-30-10	BBB-	1,204	1,236,328

Office Services & Supplies 0.41%					685,776

Xerox Corp.,
Sr Note	6.750	02-01-17	BB+	670	685,776

John Hancock
Income Securities Trust
Securities owned by the Fund on
September 30, 2007 (unaudited)

Oil & Gas Drilling 0.36%					604,442

Allis-Chalmers Energy, Inc.,
Gtd Sr Note	8.500	03-01-17	B	335	324,113
Delek & Avner-Yam Tethys Ltd.,
Sr Sec Note (Israel) (F)(S)	5.326	08-01-13	BBB-	281	280,329

Oil & Gas Refining & Marketing 0.27%					454,057

Premcor Refining Group, Inc.,
Sr Note	9.500	02-01-13	BBB	430	454,057

Oil & Gas Storage & Transportation 1.18%					1,983,590

Markwest Energy Partners LP/Markwest
Energy Finance Corp.,
Gtd Sr Note Ser B	8.500	07-15-16	B	545	536,825
TEPPCO Partners LP,
Jr Sub Note (P)	7.000	06-01-67	BB	695	630,765
Williams Partners LP,
Gtd Sr Note	7.250	02-01-17	BB+	800	816,000

Paper Packaging 0.83%					1,389,513

Smurfit-Stone Container Enterprises, Inc.,
Sr Note	8.375	07-01-12	CCC+	1,000	1,000,000
Sr Note	8.000	03-15-17	CCC+	245	240,713
US Corrugated, Inc.,
Sr Sec Note	10.000	06-01-13	CCC+	160	148,800

Paper Products 1.09%					1,837,793

Graphic Packaging International Corp.,
Sr Note	8.500	08-15-11	B-	445	452,788
Plum Creek Timber Co., Inc.,
Gtd Note	5.875	11-15-15	BBB-	365	355,005
Verso Paper Holdings LLC,
Sr Sec Note (S)	9.125	08-01-14	B+	1,000	1,030,000

Property & Casualty Insurance 0.96%					1,619,352

Chubb Corp. (The),
Sub Note (L)	6.375	03-29-67	BBB+	500	497,051
Ohio Casualty Corp.,
Sr Note	7.300	06-15-14	BBB-	750	802,140
Progressive Corp.,
Jr Sub Deb (P)	6.700	06-15-37	A-	330	320,161

Publishing 0.21%					354,113

Idearc, Inc.,
Gtd Sr Note	8.000	11-15-16	B+	355	354,113

John Hancock
Income Securities Trust
Securities owned by the Fund on
September 30, 2007 (unaudited)

Real Estate Management & Development 1.61%					2,708,233

Healthcare Realty Trust, Inc.,
Sr Note	8.125	05-01-11	BBB-	175	187,460
Health Care REIT, Inc.,
Sr Note	6.200	06-01-16	BBB-	505	489,613
Post Apartment Homes,
Sr Note	5.125	10-12-11	BBB	870	851,185
Shimao Property Holding Ltd.,
Gtd Sr Note (Cayman Islands)
(F)(S)	8.000	12-01-16	BB+	940	930,600
Ventas Realty LP/Capital Corp.,
Sr Note	6.625	10-15-14	BB+	250	249,375

Regional Banks 1.37%					2,300,214

NB Capital Trust IV,
Gtd Cap Security	8.250	04-15-27	A	1,170	1,217,654
Sovereign Capital Trust VI,
Gtd Note	7.908	06-13-36	BB+	480	506,518
SunTrust Capital VIII,
Gtd Bond (6.100% to 12-15-36
then variable)	6.100	12-01-66	A-	635	576,042

Semiconductors 0.57%					965,000

Freescale Semiconductor, Inc.,
Sr Note (S)	8.875	12-15-14	B	1,000	965,000

Soft Drinks 0.61%					1,025,268

Panamerican Beverages, Inc.,
Sr Note (Panama) (F)	7.250	07-01-09	BBB+	1,000	1,025,268

Specialized Finance 2.40%					4,044,630

Astoria Depositor Corp.,
Pass Thru Ctf Ser B (G)(S)	8.144	05-01-21	BB	1,000	1,080,000
Bosphorous Financial Services,
Sec Floating Rate Note (P)(S)	7.160	02-15-12	Baa2	500	495,025
Drummond Co., Inc.,
Sr Note (L)(S)	7.375	02-15-16	BB-	500	465,000
ESI Tractebel Acquistion Corp.,
Gtd Sec Bond Ser B	7.990	12-30-11	BB	862	889,012
Graftech Finance, Inc.,
Gtd Sr Note	10.250	02-15-12	B	333	347,152
USB Realty Corp.,
Perpetual Bond (6.091% to
1-15-12 then variable) (S)	6.091	12-15-49	A+	800	768,441

Specialty Chemicals 0.34%					563,750

American Pacific Corp.,
Sr Note (S)	9.000	02-01-15	B	550	563,750

John Hancock
Income Securities Trust
Securities owned by the Fund on
September 30, 2007 (unaudited)

Steel 0.39%					651,725

WCI Steel Acquisition, Inc.,
Sr Sec Note (G)	8.000	05-01-16	B+	655	651,725

Thrifts & Mortgage Finance 27.43%					46,144,222

American Home Mortgage Assets,
Mtg Pass Thru Ctf Ser 2006-6
Class XP IO (P)	Zero	12-25-46	AAA	14,247	703,463
American Tower Trust,
Mtg Pass Thru Ctf Ser 2007-1A
Class D (S)	5.957	04-15-37	BBB	865	819,994
Banc of America Commercial Mortgage,
Inc.,
Mtg Pass Thru Ctf Ser 2005-6
Class A4 (P)	5.353	09-10-47	AAA	300	296,500
Banc of America Funding Corp.,
Mtg Pass Thru Ctf Ser 2006-B
Class 6A1 (P)	5.881	03-20-36	AAA	1,088	1,098,295
Mtg Pass Thru Ctf Ser 2006-D
Class 6B2 (P)	5.947	05-20-36	AA	1,827	1,684,189
Bear Stearns Adjustable Rate Mortgage
Trust,
Mtg Pass Thru Ctf Ser 2005-1
Class B2 (P)	4.885	03-25-35	AA+	847	848,215
Bear Stearns Alt-A Trust,
Mtg Pass Thru Ctf Ser 2005-3
Class B2 (P)	5.304	04-25-35	AA+	597	601,564
Mtg Pass Thru Ctf Ser 2006-1
Class 23A1 (P)	5.623	02-25-36	AAA	927	920,857
Mtg Pass Thru Ctf Ser 2006-4
Class 3B1	6.342	07-25-36	AA	2,526	2,532,046
Bear Stearns Commercial Mortgage
Securities, Inc.,
Mtg Pass Thru Ctf
Ser 2006-PW14 Class D (P)(S)	5.412	12-01-38	A	655	586,366
Citigroup Mortgage Loan Trust, Inc.,
Mtg Pass Thru Ctf Ser 2005-5
Class 2A3	5.000	08-25-35	AAA	539	526,010
Mtg Pass Thru Ctf Ser 2005-10
Class 1A5A (P)	5.843	12-25-35	AAA	801	806,999
Citigroup/Deutsche Bank Commercial
Mortgage Trust,
Mtg Pass Thru Ctf
Ser 2005-CD1 Class C (P)	5.400	07-15-44	AA	295	282,705
ContiMortgage Home Equity Loan Trust,
Pass Thru Ctf Ser 1995-2
Class A-5	8.100	08-15-25	AAA	84	83,638
Countrywide Alternative Loan Trust,
Mtg Pass Thru Ctf Ser 2005-59
Class 2X IO (P)	1.785	11-20-35	AAA	8,459	293,413
Mtg Pass Thru Ctf
Ser 2006-0A8 Class X IO	2.000	06-25-47	AAA	7,324	265,507
Mtg Pass Thru Ctf
Ser 2006-0A8 Class X IO (P)	5.983	07-25-46	AAA	10,776	404,108

John Hancock
Income Securities Trust
Securities owned by the Fund on
September 30, 2007 (unaudited)

Mtg Pass Thru Ctf
Ser 2006-0A10 Class XPP IO (P)	1.950	08-25-46	AAA	5,654	220,840
Mtg Pass Thru Ctf
Ser 2006-0A12 Class X IO (P)	2.171	09-20-46	AAA	19,196	875,799
Mtg Pass Thru Ctf
Ser 2006-11CB Class 3A1	6.500	05-25-36	Aaa	3,302	3,334,693
Crown Castle Towers LLC,
Mtg Pass Thru Ctf Ser 2006-1A
Class G	6.795	11-15-36	Ba2	3,000	2,903,490
DB Master Finance LLC,
Sub Bond Ser 2006-1
Class M1 (S)	8.285	06-20-31	BB	340	349,218
Dominos Pizza Master Issuer LLC,
Mtg Pass Thru Ctf Ser 2007-1
Class M1 (S)	7.629	04-25-37	BB	1,000	967,650
First Horizon Alternative Mortgage
Securities,
Mtg Pass Thru Ctf
Ser 2004-AA5 Class B1 (P)	5.215	12-25-34	AA	468	461,462
Mtg Pass Thru Ctf
Ser 2006-AA2 Class B1 (G)(P)	6.189	05-25-36	AA	1,547	1,584,964
Global Signal Trust,
Sub Bond Ser 2004-2A
Class D (S)	5.093	12-15-14	Baa2	495	485,877
Sub Bond Ser 2006-1
Class E (S)	6.495	02-15-36	Baa3	460	453,109
GSR Mortgage Loan Trust,
Mtg Pass Thru Ctf Ser 2004-9
Class B1 (G)(P)	5.3417	08-25-34	AA	1,014	1,010,322
Mtg Pass Thru Ctf Ser 2006-4F
Class 6A1	6.500	05-25-36	AAA	4,019	4,076,902
Harborview Mortgage Loan Trust,
Mtg Pass Thru Ctf Ser 2005-8
Class 1X IO (P)	1.579	09-19-35	AAA	8,079	232,266
Mtg Pass Thru Ctf Ser 2007-4
Class ES IO (G)(S)	Zero	07-19-47	AAA	24,647	219,509
Mtg Pass Thru Ctf Ser 2007-6
Class ES IO (G)(S)	Zero	11-19-15	AAA	17,518	134,123
Sub Bond Ser 2007-3 Class ES
IO (G)(S)	Zero	05-19-47	AAA	24,610	188,418
Indymac Index Mortgage Loan Trust,
Mtg Pass Thru Ctf
Ser 2005-AR5 Class B1 (P)	5.397	05-25-35	AA	512	516,402
Mtg Pass Thru Ctf
Ser 2004-AR13 Class B1	5.296	01-25-35	AA	389	393,051
Mtg Pass Thru Ctf
Ser 2005-AR18 Class 1X IO	Zero	10-25-36	AAA	17,776	477,727
Mtg Pass Thru Ctf
Ser 2006-AR19 Class 1B1 (P)	6.409	08-25-36	AA	453	467,728
JP Morgan Chase Commercial Mortgage
Security Corp.,
Mtg Pass Thru Ctf
Ser 2005-LDP4 Class B	5.129	10-15-42	Aa2	2,035	1,929,543

John Hancock
Income Securities Trust
Securities owned by the Fund on
September 30, 2007 (unaudited)

JP Morgan Mortgage Trust,
Mtg Pass Thru Ctf Ser 2005-S3
Class 2A2	5.500	01-25-21	AAA	907	898,668
Merrill Lynch Mortgage Investors Trust,
Mtg Pass Thru Ctf
Ser 2006-AF1 Class MF1	6.104	08-25-36	AA	1,225	1,161,784
Morgan Stanley Capital I,
Mtg Pass Thru Ctf
Ser 2005-HQ7 Class A4 (P)	5.374	11-14-42	AAA	840	829,161
Mtg Pass Thru Ctf
Ser 2006-IQ12 Class E	5.538	12-15-43	A+	640	586,764
Provident Funding Mortgage Loan Trust,
Mtg Pass Thru Ctf Ser 2005-1
Class B1 (P)	4.348	05-25-35	AA	419	411,193
Residential Accredit Loans, Inc.,
Mtg Pass Thru Ctf
Ser 2005-QA12 Class NB5 (P)	5.959	12-25-35	AAA	3,364	3,386,320
SBA CMBS Trust,
Sub Bond Ser 2005-1A
Class D (S)	6.219	11-15-35	Baa2	225	223,777
Sub Bond Ser 2005-1A
Class E (S)	6.706	11-15-35	Baa3	200	199,196
Sub Bond Ser 2006-1A
Class H (S)	7.389	11-15-36	Ba3	365	349,208
Sub Bond Ser 2006-1A
Class J (S)	7.825	11-15-36	B1	220	206,723
Washington Mutual Alternative Loan Trust,
Mtg Pass Thru Ctf Ser 2005-6
Class 1CB	6.500	08-25-35	AAA	514	519,013
Washington Mutual, Inc.,
Mtg Pass Thru Ctf
Ser 2005-AR4 Class B1 (P)	4.672	04-25-35	AA	1,512	1,467,943
Mtg Pass Thru Ctf
Ser 2007-0A4 Class XPPP IO	Zero	04-25-47	Aaa	20,083	367,523
Mtg Pass Thru Ctf
Ser 2007-0A5 Class 1XPP IO	Zero	06-25-47	Aaa	46,889	622,690
Mtg Pass Thru Ctf
Ser 2007-0A6 Class 1XPP IO	Zero	07-25-47	Aaa	27,280	343,732
Mtg Pass Thru Ctf Ser 2007-1
Class B1	6.205	02-25-37	AA	575	533,565

Tires & Rubber 0.18%					297,825

Goodyear Tire & Rubber Co. (The),
Sr Note (S)	8.625	12-01-11	B	285	297,825

Tobacco 0.77%					1,295,808

Alliance One International, Inc.,
Gtd Sr Note (S)	8.500	05-15-12	B	245	240,100
Reynolds American, Inc.,
Gtd Sr Sec Note	7.250	06-01-13	BB	1,000	1,055,708

John Hancock
Income Securities Trust
Securities owned by the Fund on
September 30, 2007 (unaudited)

Wireless Telecommunication Services 2.56%					4,301,668

Citizens Communications Co.,
Sr Note	6.250	01-15-13	BB+	460	448,500
Crown Castle Towers LLC,
Sub Bond Ser 2005-1A Class D	5.612	06-15-35	Baa2	1,340	1,316,255
Digicel Group Ltd.,
Sr Note (Bermuda) (F)(S)	8.875	01-15-15	Caa2	580	545,200
Dobson Cellular Systems, Inc.,
Gtd Sr Sec Note	9.875	11-01-12	B-	1,000	1,080,000
Mobile Telesystems Finance SA,
Gtd Sr Note (Luxembourg)
(F)(S)	9.750	01-30-08	BB-	400	403,560
Nextel Communications, Inc.,
Sr Note Ser D	7.375	08-01-15	BBB	500	508,153

			Credit
Issuer, description			rating (A)	Shares	Value
Preferred stocks 4.88%					$8,204,779

(Cost $7,978,883)

Agricultural Products 0.65%					1,086,329

Ocean Spray Cranberries, Inc., 6.25%,
Ser A (S)			BB+	12,500	1,086,329

Broadcasting & Cable TV 0.59%					998,800

CBS Corp., 7.250%			BBB	40,000	998,800

Diversified Banks 0.82%					1,379,400

Bank One Capital Trust VI, 7.20%			A-	55,000	1,379,400

Diversified Metals & Mining 0.92%					1,551,000

Freeport McMoRan Copper & Gold, Inc.,
6.75%, Conv			B+	10,000	1,551,000

Integrated Telecommunication Services 0.56%					943,600

Telephone & Data Systems, Inc., 7.60%,
Ser A			BB+	40,000	943,600

Real Estate Management & Development 1.34%					2,245,650

Apartment Investment & Management Co.,
8.00%, Ser T			B+	55,000	1,361,250
Public Storage, Inc., 6.50%, Depositary
Shares, Ser W			BBB+	40,000	884,400

John Hancock
Income Securities Trust
Securities owned by the Fund on
September 30, 2007 (unaudited)

			Credit	Par value
Issuer, description, maturity date			rating (A)	(000)	Value
Tranche loans 0.41%					$696,608
(Cost $693,997)

Education Services 0.11%					196,608

Riverdeep Interactive Learning Ltd.,
Tranche B
Tranche B, 11-28-13			B	$199	196,608

Hotels, Resorts & Cruise Lines 0.30%					500,000

East Valley Tourist Development
Authority,
Tranche (Fac LN5501750),
8-06-12 (G)			B3	500	500,000

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value
U.S. government and agencies securities 62.17%					$104,589,794

(Cost $104,919,339)

Government U.S. Agency 62.17%					104,589,794

Federal Home Loan Mortgage Corp.,
20 Yr Pass Thru Ctf	11.250	01-01-16	AAA	15	15,515
30 Yr Adj Rate Pass Thru
Ctf (P)	5.157	11-01-35	AAA	2,049	2,008,672
30 Yr Pass Thru Ctf	6.000	08-01-34	AAA	2,026	2,028,746
30 Yr Pass Thru Ctf	5.500	04-01-33	AAA	1,604	1,575,342
30 Yr Pass Thru Ctf	5.500	05-15-35	AAA	3,000	2,899,820
CMO REMIC 2978-CL	5.500	01-15-31	AAA	2,695	2,677,743
CMO REMIC 3174-CB	5.500	02-15-31	AAA	300	301,132
CMO-REMIC 3294-NB	5.500	12-15-29	AAA	340	338,031
CMO-REMIC 3320-PB	5.500	11-15-31	AAA	1,030	1,030,166
Federal National Mortgage Assn.,
15 Yr Pass Thru Ctf	7.000	09-01-10	AAA	16	15,886
15 Yr Pass Thru Ctf	7.000	09-01-12	AAA	3	2,796
15 Yr Pass Thru Ctf	7.000	04-01-17	AAA	33	34,041
15 Yr Pass Thru Ctf	6.000	05-01-21	AAA	780	790,268
30 Yr Adj Rate Pass Thru
Ctf (P)	5.757	04-01-37	AAA	7,402	7,406,064
30 Yr Adj Rate Pass Thru
Ctf (P)	5.315	11-01-35	AAA	3,545	3,515,011

John Hancock
Income Securities Trust
Securities owned by the Fund on
September 30, 2007 (unaudited)

30 Yr Pass Thru Ctf	6.500	07-01-36	AAA	385	392,233
30 Yr Pass Thru Ctf	6.500	12-01-36	AAA	408	415,470
30 Yr Pass Thru Ctf	6.500	08-01-37	AAA	2,980	3,034,881
30 Yr Pass Thru Ctf	6.000	05-01-35	AAA	3,241	3,245,744
30 Yr Pass Thru Ctf	6.000	08-01-35	AAA	1,829	1,833,631
30 Yr Pass Thru Ctf	6.000	04-01-36	AAA	1,689	1,691,576
30 Yr Pass Thru Ctf	6.000	08-01-36	AAA	11,982	12,001,440
30 Yr Pass Thru Ctf	6.000	09-01-36	AAA	16,241	16,268,137
30 Yr Pass Thru Ctf	6.000	11-01-36	AAA	2,294	2,297,430
30 Yr Pass Thru Ctf	6.000	12-01-36	AAA	3,527	3,533,238
30 Yr Pass Thru Ctf	6.000	01-01-37	AAA	656	656,628
30 Yr Pass Thru Ctf	6.000	05-01-37	AAA	4,187	4,193,145
30 Yr Pass Thru Ctf	6.000	07-01-37	AAA	3,149	3,153,566
30 Yr Pass Thru Ctf	5.500	04-01-35	AAA	1,948	1,912,252
30 Yr Pass Thru Ctf	5.500	11-01-35	AAA	1,728	1,694,920
30 Yr Pass Thru Ctf	5.500	01-01-36	AAA	2,260	2,216,614
30 Yr Pass Thru Ctf	5.500	02-01-36	AAA	4,298	4,215,241
30 Yr Pass Thru Ctf	5.500	03-01-37	AAA	8,734	8,554,711
30 Yr Pass Thru Ctf	5.500	05-01-37	AAA	597	584,399
30 Yr Pass Thru Ctf	5.500	06-01-37	AAA	5,244	5,136,884
CMO REMIC 2006-67-PD	5.500	12-25-34	AAA	1,230	1,199,911
Note	6.000	05-30-25	AAA	1,720	1,695,234
Government National Mortgage Assn.,
30 Yr Pass Thru Ctf	10.000	11-15-20	AAA	4	4,917
30 Yr Pass Thru Ctf	9.500	01-15-21	AAA	4	4,594
30 Yr Pass Thru Ctf	9.500	02-15-25	AAA	13	13,765

	Interest	Maturity		Par value
Issuer, description, maturity date	rate	date		(000)	Value
Short-term investments 3.80%					$6,396,091

(Cost $6,395,824)

Government U.S. Agency 0.71%					1,200,000

Federal Home Loan Bank,
Disc Note	4.000%(Y)	10-01-07		$1,200	1,200,000

Joint Repurchase Agreement 0.02%					33,000

Joint Repurchase Agreement with Barclays
Plc dated 9-28-07 at 3.950% to be
repurchased at $33,011 on 10-1-07,
collateralized by $21,202 of U.S.
Treasury Inflation Indexed Bond, 3.625%,
due 4-15-28 (valued at $33,660, including
interest) 3.950%				33	33,000

				Shares

Cash Equivalents 3.07%					5,163,091

John Hancock Cash Investment Trust (T)(W)				5,163,091	5,163,091

John Hancock
Income Securities Trust
Securities owned by the Fund on
September 30, 2007 (unaudited)

Total investments (Cost $262,647,158) 154.66%	$260,187,273

Other assets and liabilities, net (1.74%)	($2,929,792)

Fund preferred shares, at liquidation value (52.92%)	($89,021,969)

Total net assets applicable to common shareholders 100.00%	$168,235,512

The percentage shown for each investment category is the total value of that category as a percentage of the net assets applicable to common shareholders.

John Hancock
Income Securities Trust
Financial futures contracts
September 30, 2007 (unaudited)

	Number of
Open contracts	contracts	Position	Expiration	Depreciation

U.S. 10-year Treasury Note	274	Short	Dec 07	$27,606

Financial futures contracts

John Hancock
Income Securities Trust
Interest rate swap contracts
September 30, 2007 (unaudited)

		Rate type

Notional	Payments made		Payments received	Termination
amount	by Fund		by Fund	date	Appreciation

$29,000,000	5.70% (a)		3-month LIBOR	September 2010	$40,652

					$40,652

(a) Fixed rate

Interest rate swap contracts

John Hancock
Income Securities Trust
Notes to Schedule of Investments
September 30, 2007 (unaudited)

IO Interest only (carries notional principal)

REIT Real Estate Investment Trust

(A) Credit ratings are unaudited and are rated by Moody's Investors Service where Standard & Poor's ratings are not available unless indicated otherwise.

(F) Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer; however, security is U.S. dollar-denominated.

(G) Security rated internally by John Hancock Advisers, LLC.

(L) All or a portion of this security is on loan as of September 30, 2007.

(M) These securities having an aggregate value of $1,891,768, or 1.12% of the net assets applicable to common shareholders, have been purchased as forward commitments - that is, the Fund has agreed on trade date to take delivery of and to make payment for these securities on a delayed basis subsequent to the date of this schedule. The purchase price and interest rate of these securities are fixed at trade date, although the Fund does not earn any interest on these until settlement date. The Fund has segregated assets with a current value at least equal to the amount of the forward commitments. Accordingly, the market value of $2,021,360 of Federal National Mortgage Assn., 6.000%, 6-1-36 has been segregated to cover the forward commitments.

(O) Cash interest will be paid on this obligation at the stated rate beginning on the stated date.

(P) Represents rate in effect on September 30, 2007.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $40,306,407, or 23.96% of the net assets applicable to common shareholders as of September 30, 2007.

(T) Represents investment of securities lending collateral.

(W) Issuer is an affiliate of John Hancock Advisers, LLC.

(Y) Represents current yield on September 30, 2007.

The cost of investments owned on September 30, 2007, including short-term investments, was $262,647,158. Gross unrealized appreciation and depreciation of investments aggregated $2,236,503 and $4,696,388, respectively, resulting in net unrealized depreciation of $2,459,885.

Notes to Schedule of Investments - Page 1

Notes to portfolio of investments

Security valuation

The net asset value of the common shares of the Fund is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. Investments in John Hancock Cash Investment Trust (JHCIT), an affiliate of John Hancock Advisers, LLC (JHA), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of MFC, are valued at their net asset value each business day. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on a principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the valuation provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Other assets and securities for which no such quotations are readily available are valued at their fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of a Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at their fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission (SEC), the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the Adviser), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (MFC), may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund’s custodian bank receives delivery of the underlying securities for the joint account on the Fund’s behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Securities lending

The Fund may lend securities in amounts up to 331/3% of the Fund’s total assets. Such loans are callable at any time and are at all times fully secured by cash, cash equivalents or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, marked to market on a daily basis. The Fund may bear the risk of delay in recovery of, or even of rights in, the securities loaned should the borrower of the securities fail financially. The Fund receives compensation for lending its securities either in the form of fees or by retaining a portion of interest on the investment of any cash received as collateral. The Fund invests in cash collateral received in connection with securities lending transactions in JHCIT, a Delaware common law trust and an affiliated fund. JHCIT is exempt from registration under Section 3(c)(7) of the 1940 Act (pursuant to exemptive order issued by the SEC) and is managed by the Adviser, for which the Adviser receives an investment advisory fee of 0.04% of the average daily net assets of JHCIT.

Notes to Schedule of Investments - Page 2

All collateral received will be in an amount equal to at least 100% of the market value of the loaned securities and is intended to be maintained at that level during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund the next business day. During the loan period, the Fund continues to retain rights of ownership, including dividends and interest of the loaned securities.

Financial futures contracts

The Fund may purchase and sell financial futures contracts and options on those contracts. The Fund invests in contracts based on financial instruments such as U.S. Treasury Bonds or Notes or on securities indices such as the Standard & Poor’s 500 Index, in order to hedge against a decline in the value of securities owned by the Fund.

Initial margin deposits required upon entering into futures contracts are satisfied by the delivery of specific securities or cash as collateral to the broker (the Funds’ agent in acquiring the futures position). If the position is closed out by taking an opposite position prior to the settlement date of the futures contract, a final determination of variation margin is made, cash is required to be paid to or released by the broker and the Fund realizes a gain or loss.

When the Fund sells a futures contract based on a financial instrument, the Fund becomes obligated to deliver that kind of instrument at an agreed upon date for a specified price. The Fund realizes a gain or loss depending on whether the price of an offsetting purchase is less or more than the price of the initial sale or on whether the price of an offsetting sale is more or less than the price of the initial purchase. The Fund could be exposed to risks if it could not close out futures positions because of an illiquid secondary market or the inability of counterparties to meet the terms of their contracts. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

Swap contracts

The Fund may enter into swap transactions in order to hedge the value of the Fund’s portfolio against interest rate fluctuations or to enhance the Fund’s income. Interest rate swaps represent an agreement between two counterparties to exchange cash flows based on the difference in the two interest rates, applied to the notional principal amount for a specified period. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The Fund settles accrued net receivable or payable under the swap contracts on a periodic basis.

The Fund records changes in the value of the swaps as unrealized gains or losses on swap contracts. Net periodic payments accrued, but not yet received (paid) are included in change in the unrealized appreciation/ depreciation.

Accrued interest income and interest expense on the swap contracts are recorded as realized gain (loss).

Swap contracts are subject to risks related to the counterparty’s ability to perform under the contract, and may decline in value if the counterparty’s creditworthiness deteriorates.

The risks may arise from unanticipated movement in interest rates. The Fund may also suffer losses if it is unable to terminate outstanding swap contracts or reduce its exposure through offsetting transactions.

Notes to Schedule of Investments - Page 3

For more information

Trustees
Ronald R. Dion, *Chairman*
James R. Boyle†
James F. Carlin
William H. Cunningham
Charles L. Ladner*
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky

† Non-Independent Trustee
* Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Operating Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
MFC Global Investment
Management (U.S.), LLC
101 Huntington Avenue
Boston, MA 02199

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent for common shareholders
Mellon Investor Services
Newport Office Center VII
480 Washington Boulevard
Jersey City, NJ 07310

Transfer agent for preferred shareholders
Deutsche Bank Trust Company Americas
280 Park Avenue
New York, NY 10017

Legal counsel
Kirkpatrick & Lockhart
Preston Gates Ellis LLP
One Lincoln Street
Boston, MA 02111-2950

Stock symbol
Listed New York Stock Exchange: JHS

How to contact us

Internet	www.jhfunds.com	
Mail	Mellon Investor Services Newport Office Center VII 480 Washington Boulevard Jersey City, NJ 07310	
Phone	Customer service representatives	**1-800-852-0218**
	Portfolio commentary	**1-800-344-7054**
	24-hour automated information	**1-800-843-0090**
	TDD line	**1-800-231-5469**

This report is for the information of the shareholders of John Hancock Income Securities Trust.

P60Q3 9/07
11/07

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Income Securities Trust

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein President and Chief Executive Officer

Date: November 19, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and
Chief Executive Officer

Date: November 19, 2007

By: /s/ Charles A. Rizzo
-------------------------------------
Charles A. Rizzo
Chief Financial Officer

Date: November 19, 2007